Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
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Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																					Class A
Accumulated Value		$ 9,625		$ 10,032		$ 11,140		$ 10,587		$ 12,466		$ 13,236		$ 13,644		$ 11,919		$ 12,641		$ 13,917	$ 15,040
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																					Class C
Accumulated Value		10,000		10,360		11,427		10,795		12,622		13,317		13,640		11,835		12,476		13,643	$ 14,655
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F
Account Value [Line Items]
Line Graph and Table Measure Name																			Class F
Accumulated Value	$ 10,000		$ 10,679		$ 10,186		$ 12,032		$ 12,826		$ 13,266		$ 11,634		$ 12,380		$ 13,675		$ 14,838
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I
Account Value [Line Items]
Line Graph and Table Measure Name																					Class I
Accumulated Value		100,000		104,578		116,465		111,039		131,078		139,550		144,251		126,413		134,446		148,410	$ 160,938
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R
Account Value [Line Items]
Line Graph and Table Measure Name																					Class R
Accumulated Value		10,000		10,400		11,529		10,950		12,862		13,643		14,041		12,239		12,972		14,256	$ 15,391
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																					Class Z
Accumulated Value		10,000		10,459		11,653		11,123		13,137		14,004		14,485		12,693		13,518		14,930	$ 16,200
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,381		11,476		10,966		12,983		13,973		14,451		12,306		13,449		14,742	$ 15,739
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,381		11,476		10,966		12,983		13,973		14,451		12,306		13,449		14,742	$ 15,739
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000		10,536		10,068		11,919		12,828		13,267		11,297		12,347		13,534		$ 14,450
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		100,000		103,814		114,764		109,661		129,828		139,729		144,514		123,057		134,490		147,419	$ 157,394
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,381		11,476		10,966		12,983		13,973		14,451		12,306		13,449		14,742	$ 15,739
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,381		11,476		10,966		12,983		13,973		14,451		12,306		13,449		14,742	$ 15,739
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		10,232		11,315		10,823		12,740		13,625		13,930		11,896		13,110		14,035	$ 14,755
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class A | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		10,000		10,376		11,472		10,991		13,017		14,050		14,432		12,692		13,734		14,979	$ 16,198
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		10,232		11,315		10,823		12,740		13,625		13,930		11,896		13,110		14,035	$ 14,755
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class C | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		10,000		10,376		11,472		10,991		13,017		14,050		14,432		12,692		13,734		14,979	$ 16,198
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value	10,000		10,463		10,008		11,780		12,599		12,881		11,000		12,123		12,978		$ 13,644
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class F | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																			Linked Blended Benchmark1
Accumulated Value	$ 10,000		$ 10,573		$ 10,129		$ 11,996		$ 12,948		$ 13,300		$ 11,697		$ 12,657		$ 13,805		$ 14,928
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		100,000		102,317		113,146		108,233		127,398		136,248		139,302		118,960		131,102		140,347	$ 147,552
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class I | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		100,000		103,764		114,720		109,908		130,168		140,501		144,317		126,918		137,342		149,792	$ 161,979
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		10,232		11,315		10,823		12,740		13,625		13,930		11,896		13,110		14,035	$ 14,755
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class R | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		10,000		10,376		11,472		10,991		13,017		14,050		14,432		12,692		13,734		14,979	$ 16,198
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | ICE BofA Fixed Rate Preferred Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																					ICE BofA Fixed Rate Preferred Securities Index
Accumulated Value		10,000		10,232		11,315		10,823		12,740		13,625		13,930		11,896		13,110		14,035	$ 14,755
Cohen & Steers Preferred Securities and Income Fund, Inc. | Class Z | Linked Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																					Linked Blended Benchmark1
Accumulated Value		$ 10,000		$ 10,376		$ 11,472		$ 10,991		$ 13,017		$ 14,050		$ 14,432		$ 12,692		$ 13,734		$ 14,979	$ 16,198